Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Commitments And Contingencies Disclosure [Abstract]
Rent expense	$ 2.4	$ 2.4	$ 3.1	$ 3.2
Lease expiration date	Jan. 30, 2018